Income Taxes - Schedule of Reconciliations of The Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (71,859)	$ (10,121)	¥ (800,141)	¥ (6,419,686)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit computed at the statutory income tax rate	¥ (17,965)	$ (2,530)	¥ (200,035)	¥ (1,604,922)
Non-deductible expenses	78,409	11,044	65,366	(8,320)
Transfer pricing adjustment	10,809	1,522	(102,468)	102,468
Non-taxable income	(40,492)	(5,703)	(79,893)	(1,561)
Research and development super-deduction	0	0	0	64,806
Statutory (expense)/income	10,017	1,411	(2,751)	(5,244)
Effect of preferential tax	268	38	(2)	5,022
Changes in valuation allowances	(34,680)	(4,886)	244,235	1,465,818
Impact of changes in tax rate on deferred tax	0	0	0	(5,023)
Effect of income tax rate difference in other jurisdictions	13,054	1,839	82,290	(3,671)
Income tax expenses	¥ 19,420	$ 2,735	¥ 6,742	¥ 9,373